Document and Entity Information	May 02, 2019
Prospectus:
Document Type	497
Document Period End Date	May 02, 2019
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	May 02, 2019
Document Effective Date	May 02, 2019
Prospectus Date	Feb. 28, 2019